Exhibit 99.1

Nissan Auto Receivables 2014-B Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-18	30/360 Days	30	Collection Period Start	1-Nov-18
Distribution Date	17-Dec-18	Actual/360 Days	32	Collection Period End	30-Nov-18
				Prior Month Settlement Date	15-Nov-18
				Current Month Settlement Date	17-Dec-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	63,464,694.22	55,947,861.00	0.063188
Yield Supplement Overcollaterization		28,538,338.78	342,095.19	269,754.90
Total Adjusted Portfolio		885,416,666.65	63,122,599.03	55,678,106.10
Total Adjusted Securities		885,416,666.65	63,122,599.03	55,678,106.10	0.062884
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.11000%	343,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.66000%	85,000,000.00	27,705,932.38	20,261,439.45	0.238370
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	7,444,492.93	38,326.54	87.5822698	0.4509005
Certificates	0.00	0.00	—	—

Total Securities	7,444,492.93	38,326.54

I. COLLECTIONS

Interest:
Interest Collections				168,147.26
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				168,147.26
Principal:
Principal Collections				7,466,023.69
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				7,466,023.69
Recoveries of Defaulted Receivables				40,477.22
Servicer Advances				0.00

Total Collections				7,674,648.17

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			16,203	63,122,599.03
Total Principal Payment				7,444,492.93

			15,652	55,678,106.10

Nissan Auto Receivables 2014-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	7,674,648.17
Reserve Account Draw	0.00
Total Available for Distribution	7,674,648.17
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	52,887.25
Servicing Fee Paid	52,887.25
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	38,326.54
Class A-4 Notes Monthly Interest Paid	38,326.54
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2014-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		38,326.54
Total Note Monthly Interest Paid		38,326.54
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		7,583,434.38
4. Total Monthly Principal Paid on the Notes		7,444,492.93
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		7,444,492.93
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		138,941.45
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		138,941.45

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,213,541.67
Required Reserve Account Amount		2,213,541.67
Beginning Reserve Account Balance		2,213,541.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,213,541.67
Required Reserve Account Amount for Next Period		2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon		3.22%
Weighted Average Remaining Maturity		12.30

	Amount	Number
Principal on Defaulted Receivables	50,809.53	7
Principal Recoveries of Defaulted Receivables	40,477.22

Monthly Net Losses	10,332.31
Pool Balance at Beginning of Collection Period	63,464,694.22
Net Loss Ratio for Third Preceding Collection Period	-0.41%
Net Loss Ratio for Second Preceding Collection Period	-0.52%
Net Loss Ratio for Preceding Collection Period	0.15%
Net Loss Ratio for Current Collection Period	0.20%
Four-Month Average Net Loss Ratio	-0.15%
Cumulative Net Losses for all Periods	4,713,801.79

Nissan Auto Receivables 2014-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	781,372.74	117	1.40%
61-90 Days Delinquent	190,840.98	30	0.34%
91-120 Days Delinquent	31,579.84	6	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,003,793.56	153	1.79%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.35%	0.21%
Delinquency Ratio for Second Preceding Collection Period	0.39%	0.21%
Delinquency Ratio for Preceding Collection Period	0.44%	0.25%
Delinquency Ratio for Current Collection Period	0.40%	0.23%
Four-Month Average Delinquency Ratio	0.39%	0.23%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO